UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09987
Floating Rate Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Floating Rate Portfolio	as of January 31, 2005
PORTFOLIO OF INVESTMENTS

Senior, Floating Rate Interests — 89.4% (1)

Principal Amount	Borrower/Tranche Description	Value

Aerospace and Defense — 1.6%
	Alliant Techsystems, Inc.
$15,942,527	Term Loan, 4.36%, Maturing March 31, 2011	$16,171,700
	Caci International, Inc.
9,359,300	Term Loan, 3.95%, Maturing May 3, 2011	9,482,141
	Ceradyne, Inc.
6,718,163	Term Loan, 4.00%, Maturing August 18, 2011	6,814,736
	DRS Technologies, Inc.
9,860,607	Term Loan, 4.26%, Maturing November 4, 2010	9,962,300
	K&F Industries, Inc.
10,211,225	Term Loan, 5.08%, Maturing November 18, 2012	10,387,798
	Standard Aero Holdings, Inc.
8,384,596	Term Loan, 4.99%, Maturing August 24, 2012	8,518,229
	Transdigm, Inc.
16,758,871	Term Loan, 4.67%, Maturing July 22, 2010	17,005,026
	United Defense Industries, Inc.
7,057,288	Term Loan, 4.57%, Maturing June 30, 2009	7,148,447
	Vought Aircraft
2,000,000	Term Loan, 5.02%, Maturing December 17, 2011	2,031,250
7,675,000	Term Loan, 5.08%, Maturing December 17, 2011	7,799,719
		$95,321,346

Air Transport — 0.2%
	United Airlines, Inc.
14,000,000	DIP Loan, 8.00%, Maturing June 30, 2005	14,131,250
		$14,131,250

Automotive — 4.3%
	Affina Group, Inc.
$5,057,000	Term Loan, 5.44%, Maturing November 30, 2011	$5,142,969
	Citation Corp.
911,111	Revolving Loan, 6.44%, Maturing March 31, 2005	906,556
	Collins & Aikman Products, Co.
500,000	Revolving Loan, 6.42%, Maturing December 31, 2005	502,500
12,508,470	Revolving Loan, 6.34%, Maturing August 31, 2009	12,552,775
	CSA Acquisition Corp.
3,390,583	Term Loan, 4.75%, Maturing December 23, 2011	3,427,314
3,404,000	Term Loan, 4.75%, Maturing December 23, 2011	3,440,876
	Dayco Products, LLC
12,713,074	Term Loan, 5.37%, Maturing June 23, 2011	12,919,661
	Dura Operating Corp.
5,112,213	Term Loan, 5.05%, Maturing March 31, 2007	5,159,077
	Exide Technologies
4,882,500	Term Loan, 6.02%, Maturing May 5, 2010	4,760,437
4,882,500	Term Loan, 6.02%, Maturing May 5, 2010	4,760,437
	Federal-Mogul Corp.
4,108,827	Term Loan, 4.65%, Maturing February 24, 2005	3,902,872
6,000,000	Term Loan, 4.90%, Maturing February 24, 2005	5,717,250
5,137,364	Term Loan, 6.33%, Maturing February 24, 2005	5,169,472
11,843,734	Revolving Loan, 6.33%, Maturing February 24, 2005	11,873,344
4,754,768	Revolving Loan, 4.15%, Maturing December 31, 2005	4,502,171
	HLI Operating Co., Inc.
8,567,658	Term Loan, 6.24%, Maturing June 3, 2009	8,728,302
	Key Automotive Group
5,450,177	Term Loan, 5.55%, Maturing June 29, 2010	5,545,555
	Keystone Automotive Operations
12,725,288	Term Loan, 5.07%, Maturing October 30, 2009	12,871,094

	Meridian Automotive Systems
$992,500	Term Loan, 6.83%, Maturing April 27, 2010	$943,186
	Metaldyne Corp.
9,394,986	Term Loan, 7.06%, Maturing December 31, 2009	9,414,555
	Plastech Engineered Products
7,654,827	Term Loan, 5.31%, Maturing March 31, 2010	7,707,454
	Tenneco Automotive, Inc.
13,311,244	Term Loan, 5.35%, Maturing December 12, 2009	13,571,918
5,232,490	Term Loan, 5.40%, Maturing December 12, 2010	5,334,957
	The Goodyear Tire & Rubber Co.
17,593,357	Term Loan, 6.56%, Maturing March 31, 2006	17,917,743
8,550,000	Term Loan, 7.03%, Maturing March 31, 2006	8,688,937
4,000,000	Term Loan, 6.13%, Maturing September 30, 2007	4,043,752
	TI Automotive Limited
7,565,000	Term Loan, 6.03%, Maturing June 30, 2011	7,522,447
	Trimas Corp.
8,511,500	Term Loan, 6.19%, Maturing December 31, 2009	8,632,525
	TRW Automotive, Inc.
10,900,000	Term Loan, 4.33%, Maturing June 30, 2009	11,013,545
14,100,000	Term Loan, 3.88%, Maturing October 31, 2010	14,166,101
21,976,205	Term Loan, 4.38%, Maturing February 27, 2011	22,044,880
	United Components, Inc.
7,348,171	Term Loan, 4.78%, Maturing June 30, 2010	7,456,101
		$250,340,763

Beverage and Tobacco — 1.3%
	Constellation Brands, Inc.
37,355,000	Term Loan, 4.40%, Maturing December 22, 2011	37,868,631
	Culligan International Co.
7,150,000	Term Loan, 4.92%, Maturing September 30, 2011	7,258,737
	DS Waters, L.P.
1,692,724	Term Loan, 6.85%, Maturing November 7, 2009	1,588,517

	Southern Wine & Spirits of America
$21,452,767	Term Loan, 4.81%, Maturing June 28, 2008	$21,771,212
	Sunny Delight Beverages Co.
5,000,000	Term Loan, 6.78%, Maturing August 20, 2010	4,887,500
		$73,374,597

Building and Development — 5.0%
	Agbri Octagon
895,474	Term Loan, 4.65%, Maturing May 31, 2005	888,758
	BRE/Homestead, LLC
12,950,000	Term Loan, 6.45%, Maturing January 11, 2006	12,925,719
	Concordia Properties, LLC
3,500,000	Term Loan, 6.06%, Maturing January 31, 2006	3,502,187
	Contech Construction Products, Inc.
3,169,000	Term Loan, 4.94%, Maturing December 7, 2010	3,222,477
	DMB/CHII, LLC
2,679,547	Term Loan, 4.85%, Maturing March 3, 2009	2,686,246
	Formica Corp.
577,012	Term Loan, 7.73%, Maturing June 10, 2010	579,897
715,090	Term Loan, 7.73%, Maturing June 10, 2010	718,666
1,398,286	Term Loan, 7.73%, Maturing June 10, 2010	1,405,278
2,058,272	Term Loan, 7.73%, Maturing June 10, 2010	2,068,564
	FT-FIN Acquistion, LLC
7,290,566	Term Loan, 6.94%, Maturing November 17, 2007	7,308,792
	General Growth Properties, Inc.
3,235,946	Term Loan, 4.64%, Maturing November 12, 2007	3,244,709
54,175,000	Term Loan, 4.64%, Maturing November 12, 2008	54,609,538
	Landsource Communities, LLC
18,000,000	Term Loan, 5.06%, Maturing March 31, 2010	18,286,580
	Maax Corp.
6,623,000	Term Loan, 5.15%, Maturing June 4, 2011	6,697,509

	Macerich Partnership, L.P.
$7,280,700	Revolving Loan, 4.06%, Maturing July 30, 2008	$7,280,700
	Mueller Group, Inc.
14,552,294	Term Loan, 5.97%, Maturing April 23, 2011	14,725,103
	NCI Building Systems, Inc.
8,334,325	Term Loan, 4.39%, Maturing June 18, 2010	8,448,922
	Newkirk Master, L.P.
12,159,681	Term Loan, 7.02%, Maturing November 24, 2006	12,342,076
	Newkirk Tender Holdings, LLC
5,401,619	Term Loan, 7.06%, Maturing May 25, 2006	5,455,635
3,833,333	Term Loan, 8.48%, Maturing May 25, 2006	3,871,667
	Nortek, Inc.
14,513,625	Term Loan, 4.75%, Maturing August 27, 2011	14,770,632
	Panolam Industries Holdings
6,234,557	Term Loan, 5.68%, Maturing June 3, 2011	6,320,282
	Ply Gem Industries, Inc.
3,350,000	Term Loan, 4.59%, Maturing February 12, 2011	3,391,875
1,314,314	Term Loan, 5.28%, Maturing February 12, 2011	1,330,743
8,951,286	Term Loan, 5.28%, Maturing February 12, 2011	9,063,177
	South Edge, LLC
11,312,500	Term Loan, 4.44%, Maturing October 31, 2007	11,372,603
3,437,500	Term Loan, 4.69%, Maturing October 31, 2009	3,466,506
	St. Marys Cement, Inc.
16,261,602	Term Loan, 4.56%, Maturing December 4, 2010	16,454,708
	Sugarloaf Mills, LLC
5,975,000	Term Loan, 5.40%, Maturing April 7, 2008	5,975,000
	The Woodlands Community Property Co.
5,888,000	Term Loan, 5.00%, Maturing November 30, 2007	5,939,520
1,840,000	Term Loan, 7.13%, Maturing November 30, 2007	1,867,600

	Tousa/Kolter, LLC
$10,937,333	Term Loan, 4.19%, Maturing January 7, 2008	$10,992,020
	Tower Financing, LLC
7,300,000	Term Loan, 6.02%, Maturing July 9, 2008	7,309,125
	W9/Gpt Real Estate, L.P
4,481,468	Term Loan, 4.64%, Maturing March 27, 2006	4,481,468
	Whitehall Street Real Estate, L.P.
14,077,192	Term Loan, 6.33%, Maturing September 11, 2006(2)	14,327,766
	Wilmorite Holdings, L.P.
4,650,000	Term Loan, 5.38%, Maturing March 31, 2006	4,673,250
		$292,005,298

Business Equipment and Services — 2.2%
	Allied Security Holdings, LLC
8,338,095	Term Loan, 6.81%, Maturing June 30, 2010	8,473,589
	Baker & Taylor, Inc.
8,640,000	Revolving Loan, 5.01%, Maturing May 6, 2011	8,553,600
4,650,000	Term Loan, 9.35%, Maturing May 6, 2011	4,690,687
	Buhrmann US, Inc.
11,971,362	Term Loan, 4.94%, Maturing December 31, 2010	12,128,487
	Global Imaging Systems, Inc.
3,184,752	Term Loan, 4.66%, Maturing May 10, 2010	3,224,562
	Infousa, Inc.
2,537,500	Term Loan, 5.06%, Maturing March 25, 2009	2,562,875
2,697,000	Term Loan, 5.25%, Maturing June 9, 2010	2,730,712
	Iron Mountain, Inc.
20,068,181	Term Loan, 4.19%, Maturing April 2, 2011	20,216,183
25,500,000	Term Loan, 4.22%, Maturing April 2, 2011	25,728,429
	Language Line, Inc.
12,930,526	Term Loan, 6.77%, Maturing June 11, 2011	13,113,713
	Mitchell International, Inc.
6,011,215	Term Loan, 5.55%, Maturing August 13, 2011	6,107,022

	Quintiles Transnational Corp.
$9,696,172	Term Loan, 6.82%, Maturing September 25, 2009	$9,865,855
	United Online, Inc.
2,405,000	Term Loan, 5.90%, Maturing December 13, 2008	2,438,069
	Williams Scotsman, Inc.
5,669,313	Term Loan, 5.38%, Maturing December 31, 2006	5,747,266
	Worldspan, L.P.
2,076,655	Term Loan, 6.43%, Maturing June 30, 2007	2,094,826
		$127,675,875

Cable and Satellite Television — 3.7%
	Adelphia Communications Corp.
6,713,415	DIP Loan, 4.81%, Maturing March 31, 2005	6,756,770
	Atlantic Broadband Finance, LLC
9,948,328	Term Loan, 5.69%, Maturing February 10, 2011	10,149,364
	Bragg Communication, Inc.
7,704,950	Term Loan, 4.90%, Maturing August 31, 2011	7,810,893
	Bresnan Communications, LLC
895,550	Term Loan, 6.04%, Maturing September 30, 2009	906,465
3,000,000	Term Loan, 6.04%, Maturing September 30, 2010	3,047,343
	Canadien Cable Aquisition
6,651,575	Term Loan, 5.56%, Maturing July 30, 2011	6,728,487
	Cebridge Connections, Inc.
5,260,250	Term Loan, 5.56%, Maturing February 23, 2009	5,279,976
	Charter Communications Operating, LLC
7,000,000	Term Loan, 5.73%, Maturing April 27, 2010	6,954,066
56,730,000	Term Loan, 5.98%, Maturing April 27, 2011	56,628,680
	Insight Midwest Holdings, LLC
14,270,925	Term Loan, 5.44%, Maturing December 31, 2009	14,511,746
9,900,000	Term Loan, 5.44%, Maturing December 31, 2009	10,068,607

	MCC Iowa, LLC
$2,597,000	Term Loan, 4.11%, Maturing March 31, 2010	$2,575,899
	Mediacom Broadband
9,947,506	Term Loan, 5.00%, Maturing September 30, 2010	10,082,424
	Mediacom Illinois, LLC
15,200,000	Term Loan, 4.88%, Maturing March 31, 2013	15,267,853
	NTL, Inc.
11,300,000	Term Loan, 5.20%, Maturing April 13, 2012	11,413,000
	Panamsat Corp.
27,189,439	Term Loan, 5.25%, Maturing August 20, 2011(3)	27,431,262
	Telewest Global Finance, LLC
2,915,000	Term Loan, 4.58%, Maturing December 22, 2012	2,951,073
2,225,000	Term Loan, 5.08%, Maturing December 22, 2013	2,253,647
	UGS Corp.
15,191,156	Term Loan, 4.83%, Maturing May 27, 2011	15,428,518
		$216,246,073

Chemicals and Plastics — 4.0%
	Brenntag, AG
15,680,000	Term Loan, 4.73%, Maturing December 9, 2011	15,835,232
	Hercules, Inc.
7,565,992	Term Loan, 3.99%, Maturing October 8, 2010	7,654,658
	Huntsman International, LLC
19,451,095	Term Loan, 5.00%, Maturing December 31, 2010	19,757,450
	Huntsman, LLC
11,000,000	Term Loan, 6.05%, Maturing March 31, 2010	11,195,250
	Innophos, Inc.
8,257,125	Term Loan, 3.87%, Maturing August 13, 2010	8,370,661
	Invista B.V.
14,803,412	Term Loan, 5.31%, Maturing April 29, 2011	15,080,976
6,678,942	Term Loan, 5.31%, Maturing April 29, 2011	6,791,649
	ISP Chemco, Inc.
12,579,938	Term Loan, 4.40%, Maturing March 27, 2011	12,734,570

	Kraton Polymer
$10,787,333	Term Loan, 5.33%, Maturing December 5, 2008	$10,886,221
	Nalco Co.
3,272,971	Term Loan, 5.38%, Maturing November 4, 2009	3,316,338
33,306,320	Term Loan, 4.64%, Maturing November 4, 2010	33,808,213
	Professional Paint, Inc.
2,844,000	Term Loan, 5.74%, Maturing September 30, 2011	2,883,105
	Resolution Specialty Materials
6,783,000	Term Loan, 5.19%, Maturing August 2, 2010	6,895,347
	Rockwood Specialties Group, Inc.
27,925,000	Term Loan, 4.95%, Maturing July 30, 2012	28,271,577
	Solo Cup Co.
19,418,855	Term Loan, 4.99%, Maturing February 27, 2011	19,789,037
	United Industries Corp.
323,077	Revolving Loan, 6.75%, Maturing April 30, 2010	322,673
21,598,838	Term Loan, 6.75%, Maturing April 29, 2011	21,652,835
	Wellman, Inc.
4,750,000	Term Loan, 6.16%, Maturing February 10, 2009	4,835,106
	Westlake Chemical Corp.
1,250,000	Term Loan, 3.49%, Maturing July 31, 2010	1,266,406
		$231,347,304

Clothing/Textiles — 0.5%
	Propex Fabrics, Inc.
11,035,000	Term Loan, 4.70%, Maturing December 1, 2011	11,076,381
	SI Corp.
582,524	Revolving Loan, 8.75%, Maturing December 2, 2009	567,961
9,128,279	Term Loan, 6.61%, Maturing December 9, 2009	9,282,319
	St. John Knits International
4,088,462	Term Loan, 6.06%, Maturing July 31, 2007	4,131,902
	The William Carter Co.
777,934	Term Loan, 5.01%, Maturing September 30, 2008	789,603
		$25,848,166

Conglomerates — 1.8%
	Amsted Industries, Inc.
$18,848,422	Term Loan, 5.43%, Maturing October 15, 2010	$19,195,949
	Blount, Inc.
7,740,621	Term Loan, 5.08%, Maturing August 9, 2010	7,872,854
	Goodman Global Holdings, Inc.
9,535,000	Term Loan, 4.81%, Maturing December 23, 2011	9,689,944
	Johnson Diversey, Inc.
10,157,592	Term Loan, 4.43%, Maturing November 30, 2009	10,340,114
	Polymer Group, Inc.
13,136,667	Term Loan, 5.78%, Maturing April 27, 2010	13,292,665
2,500,000	Term Loan, 8.78%, Maturing April 27, 2011	2,528,125
	PP Acquisition Corp.
18,808,617	Term Loan, 4.83%, Maturing November 12, 2011	19,090,746
	Rexnord Corp.
9,895,532	Term Loan, 5.46%, Maturing November 30, 2009	9,994,488
	Roper Industries, Inc.
10,192,153	Term Loan, 3.72%, Maturing December 13, 2009	10,262,224
		$102,267,109

Containers and Glass Products — 4.5%
	Ball Corp.
2,184,092	Term Loan, 4.31%, Maturing December 31, 2009	2,209,347
5,600,327	Term Loan, 4.31%, Maturing December 31, 2009	5,681,532
	Berry Plastics Corp.
16,980,356	Term Loan, 4.22%, Maturing July 22, 2010	17,242,143
	Bway Corp.
7,774,908	Term Loan, 4.75%, Maturing June 30, 2011	7,907,726
	Celanese AG
11,785,463	Term Loan, 4.81%, Maturing April 6, 2011	11,829,658
7,250,000	Term Loan, 2.40%, Maturing June 4, 2011	7,286,250

	Consolidated Container Holding
$5,596,875	Term Loan, 5.13%, Maturing December 15, 2008	$5,670,334
	Dr. Pepper/Seven Up Bottling
22,639,530	Term Loan, 4.47%, Maturing December 19, 2010	23,024,401
	Graham Packaging Holdings Co.
27,485,000	Term Loan, 5.09%, Maturing October 7, 2011	27,894,829
1,000,000	Term Loan, 6.81%, Maturing October 7, 2012	1,028,375
	Graphic Packaging International, Inc.
33,548,604	Term Loan, 5.14%, Maturing August 8, 2009	34,156,673
	Greif Bros. Corp.
2,711,556	Term Loan, 3.63%, Maturing August 31, 2008	2,743,192
	IPG (US), Inc.
9,526,125	Term Loan, 4.79%, Maturing July 28, 2011	9,651,155
	Kranson Industries, Inc.
4,129,250	Term Loan, 5.31%, Maturing July 30, 2011	4,191,189
	Owens-Illinois, Inc.
5,306,695	Term Loan, 4.95%, Maturing April 1, 2007	5,403,144
4,184,576	Term Loan, 5.23%, Maturing April 1, 2008	4,260,421
744,826	Term Loan, 5.33%, Maturing April 1, 2008	758,885
	Printpack Holdings, Inc.
11,528,193	Term Loan, 4.38%, Maturing April 30, 2009	11,650,680
	Silgan Holdings, Inc.
27,429,025	Term Loan, 4.33%, Maturing December 31, 2008	27,823,318
	Smurfit-Stone Container Corp.
3,050,823	Term Loan, 2.10%, Maturing November 1, 2011	3,100,399
9,757,874	Term Loan, 4.44%, Maturing November 1, 2011	9,914,918
24,381,575	Term Loan, 4.57%, Maturing November 1, 2011	24,768,633
	Sola International, Inc.
2,887,500	Term Loan, 5.08%, Maturing December 11, 2009	2,927,203
	U.S. Can Corp.
7,887,888	Term Loan, 6.40%, Maturing January 10, 2010	7,873,098
		$258,997,503

Cosmetics/Toiletries — 0.8%
	American Safety Razor Co.
$1,738,728	Term Loan, 5.70%, Maturing April 29, 2011	$1,747,422
	Church & Dwight Co., Inc.
24,438,667	Revolving Loan, 4.31%, Maturing May 30, 2011	24,779,782
	Prestige Brands, Inc.
13,641,704	Term Loan, 5.29%, Maturing April 7, 2011	13,786,647
	Revlon Consumer Products Corp.
5,600,000	Term Loan, 8.51%, Maturing July 9, 2010	5,828,665
		$46,142,516

Drugs — 0.6%
	Herbalife International, Inc.
7,775,000	Term Loan, 5.16%, Maturing December 21, 2010	7,908,637
	Warner Chilcott Corp.
6,279,192	Term Loan, 5.23%, Maturing January 18, 2012	6,333,351
2,900,810	Term Loan, 5.23%, Maturing January 18, 2012	2,925,830
15,583,010	Term Loan, 5.23%, Maturing January 18, 2012	15,717,414
		$32,885,232

Ecological Services and Equipment — 1.5%
	Alderwoods Group, Inc.
6,223,285	Term Loan, 4.63%, Maturing September 29, 2009(3)	6,320,524
	Allied Waste Industries, Inc.
7,017,262	Term Loan, 3.90%, Maturing January 15, 2009	7,117,040
4,907,655	Term Loan, 4.90%, Maturing January 5, 2010	4,978,202
19,787,707	Term Loan, 5.13%, Maturing January 15, 2010	20,103,954
4,907,655	Term Loan, 5.26%, Maturing January 15, 2010	4,986,384
	Casella Waste Systems, Inc.
6,468,000	Term Loan, 5.14%, Maturing January 24, 2010	6,550,874

	Environmental Systems, Inc.
$6,472,234	Term Loan, 6.12%, Maturing December 12, 2008	$6,553,137
1,000,000	Term Loan, 12.49%, Maturing December 12, 2010	1,033,750
	IESI Corp.
6,867,647	Term Loan, 4.65%, Maturing January 20, 2012	6,979,246
	Ionics, Inc.
8,972,937	Term Loan, 5.31%, Maturing February 13, 2011	9,003,786
	National Waterworks, Inc.
6,328,232	Term Loan, 5.06%, Maturing November 22, 2009	6,438,976
	Sensus Metering Systems, Inc.
1,086,522	Term Loan, 4.92%, Maturing December 17, 2010	1,093,539
7,243,478	Term Loan, 5.16%, Maturing December 17, 2010	7,290,257
		$88,449,669

Electronics/Electrical — 2.1%
	AMI Semiconductor
6,919,994	Term Loan, 5.08%, Maturing September 30, 2008	7,006,494
	Amphenol Corp.
16,943,007	Term Loan, 3.79%, Maturing May 6, 2010	17,146,849
	Communications & Power, Inc.
7,327,313	Term Loan, 4.93%, Maturing July 23, 2010	7,433,787
	Enersys Capital, Inc.
8,458,576	Term Loan, 4.27%, Maturing March 17, 2011	8,596,028
	Fairchild Semiconductor Corp.
10,103,693	Term Loan, 4.69%, Maturing June 19, 2008	10,217,360
7,560,000	Term Loan, 4.69%, Maturing December 31, 2010	7,645,050
	Invensys International Holding
18,821,217	Term Loan, 6.09%, Maturing September 5, 2009	19,150,588
	Memec Group Limited
7,500,000	Term Loan, 5.06%, Maturing June 15, 2009	7,473,750
	Panavision, Inc.
3,233,338	Term Loan, 8.48%, Maturing January 12, 2007	3,265,671

	Rayovac Corp.
$6,911,659	Term Loan, 5.46%, Maturing September 30, 2009	$6,990,853
	Seagate Technology Holdings
13,824,956	Term Loan, 4.56%, Maturing November 22, 2006	14,064,736
	Securityco, Inc.
7,089,375	Term Loan, 6.44%, Maturing June 28, 2010	7,160,269
	Vertafore, Inc.
5,525,000	Term Loan, 5.27%, Maturing December 22, 2010	5,566,437
		$121,717,872

Equipment Leasing — 0.5%
	Ashtead Group, PLC
5,125,000	Term Loan, 4.81%, Maturing November 12, 2009	5,205,078
	United Rentals, Inc.
3,941,546	Term Loan, 3.36%, Maturing February 14, 2011	4,001,903
19,390,769	Term Loan, 4.81%, Maturing February 14, 2011	19,690,724
		$28,897,705

Farming/Agriculture — 0.4%
	Central Garden & Pet Co.
6,392,625	Term Loan, 4.33%, Maturing May 19, 2009	6,440,570
	IMC Global, Inc.
8,344,205	Term Loan, 7.02%, Maturing November 17, 2006	8,376,539
	The Scotts Co.
5,563,101	Term Loan, 4.06%, Maturing September 30, 2010	5,622,704
		$20,439,813

Financial Intermediaries — 1.1%
	AIMCO Properties, L.P.
24,843,750	Term Loan, 4.18%, Maturing November 2, 2009	25,325,098
	Coinstar, Inc.
5,630,613	Term Loan, 4.84%, Maturing July 7, 2011	5,729,149
	Corrections Corp. of America
11,464,830	Term Loan, 4.86%, Maturing March 31, 2008	11,658,299

	Refco Group Ltd., LLC
$17,131,500	Term Loan, 5.27%, Maturing August 5, 2011	$17,339,219
	Wackenhut Corrections Corp.
2,524,188	Term Loan, 5.13%, Maturing July 9, 2009	2,568,362
		$62,620,127

Food Products — 2.5%
	Acosta Sales Co., Inc.
7,132,125	Term Loan, 4.62%, Maturing August 13, 2010	7,245,797
	American Seafoods Holdings, LLC
944,142	Term Loan, 5.56%, Maturing September 30, 2007	945,912
4,810,055	Term Loan, 5.81%, Maturing March 31, 2009	4,880,705
	Atkins Nutritional, Inc.
1,877,875	Term Loan, 8.18%, Maturing November 26, 2009	1,699,477
	Del Monte Corp.
12,316,003	Term Loan, 4.96%, Maturing December 20, 2010	12,392,978
	Doane Pet Care Co.
11,142,075	Term Loan, 6.43%, Maturing November 5, 2009	11,337,061
	Dole Food Co., Inc.
4,195,149	Term Loan, 4.71%, Maturing September 29, 2008	4,265,288
6,053,617	Term Loan, 4.80%, Maturing September 29, 2008	6,154,827
	Interstate Brands Corp.
1,875,000	Term Loan, 6.05%, Maturing July 19, 2006	1,832,031
1,972,066	Term Loan, 5.97%, Maturing July 19, 2007	1,923,997
6,046,139	Term Loan, 6.65%, Maturing July 19, 2007	5,917,659
	Land O’ Lakes
482,778	Term Loan, 5.71%, Maturing October 1, 2007	490,422
	Merisant Co.
14,011,625	Term Loan, 5.48%, Maturing January 31, 2010	14,072,926
	Michael Foods, Inc.
12,921,826	Term Loan, 5.07%, Maturing November 20, 2010	13,147,958
6,200,000	Term Loan, 6.59%, Maturing November 20, 2011	6,378,250

	Nash-Finch Co.
$6,300,000	Term Loan, 4.75%, Maturing November 12, 2010	$6,382,687
	Pinnacle Foods Holdings Corp.
230,769	Revolving Loan, 5.76%, Maturing November 25, 2009	226,154
16,321,617	Term Loan, 5.81%, Maturing November 25, 2010	16,352,220
6,108,883	Term Loan, 5.81%, Maturing November 25, 2010	6,113,972
	Reddy Ice Group, Inc.
2,096,577	Term Loan, 5.08%, Maturing July 31, 2009	2,123,658
9,252,230	Term Loan, 5.08%, Maturing July 31, 2009	9,371,741
	Seminis Vegetable Seeds, Inc.
10,070,771	Term Loan, 4.46%, Maturing September 30, 2009	10,123,220
		$143,378,940

Food Service — 2.0%
	AFC Enterprises, Inc.
521,922	Term Loan, 6.07%, Maturing May 23, 2008	527,141
3,476,944	Term Loan, 5.78%, Maturing May 23, 2009	3,509,540
	Buffets, Inc.
227,273	Term Loan, 5.70%, Maturing June 28, 2009	228,409
11,685,719	Term Loan, 6.27%, Maturing June 28, 2009	11,744,148
	Carrols Corp.
7,630,000	Term Loan, 5.06%, Maturing May 31, 2010	7,763,525
	CKE Restaurants, Inc.
4,400,654	Term Loan, 4.94%, Maturing May 1, 2010	4,466,664
	Denny’s, Inc.
8,770,000	Term Loan, 5.73%, Maturing September 21, 2009	8,975,551
	Domino’s, Inc.
31,228,096	Term Loan, 4.31%, Maturing June 25, 2010	31,670,505
	Gate Gourmet Borrower, LLC
8,252,000	Term Loan, 10.50%, Maturing December 31, 2008	7,952,865
	Jack in the Box, Inc.
12,028,500	Term Loan, 4.75%, Maturing January 8, 2011	12,197,657

	Landry’s Restaurants, Inc.
$3,805,000	Term Loan, 4.53%, Maturing December 28, 2010	$3,847,806
	Maine Beverage Co., LLC
3,928,571	Term Loan, 5.89%, Maturing June 30, 2010	3,948,214
	Weight Watchers International
805,715	Revolving Loan, 4.32%, Maturing March 31, 2009	805,212
4,538,625	Term Loan, 4.16%, Maturing March 31, 2010	4,591,577
12,214,720	Term Loan, 4.25%, Maturing March 31, 2010	12,357,230
		$114,586,044

Food/Drug Retailers — 1.8%
	Cumberland Farms, Inc.
8,958,478	Term Loan, 5.10%, Maturing September 8, 2008	9,031,266
	General Nutrition Centers, Inc.
4,446,460	Term Loan, 5.55%, Maturing December 5, 2009	4,471,472
	Giant Eagle, Inc.
4,655,367	Term Loan, 4.20%, Maturing August 6, 2009	4,714,527
13,549,597	Term Loan, 4.39%, Maturing August 6, 2009	13,721,785
	Rite Aid Corp.
12,221,370	Term Loan, 4.24%, Maturing September 22, 2009	12,324,494
	Roundy’s, Inc.
20,298,856	Term Loan, 4.26%, Maturing June 6, 2009	20,546,258
	The Jean Coutu Group (PJC), Inc.
28,883,875	Term Loan, 5.00%, Maturing July 30, 2011	29,344,226
	The Pantry, Inc.
8,504,110	Term Loan, 4.83%, Maturing March 12, 2011	8,647,617
		$102,801,645

Forest Products — 2.0%
	Appleton Papers, Inc.
12,522,075	Term Loan, 4.56%, Maturing June 11, 2010	12,670,775
	Boise Cascade Holdings, LLC
34,091,223	Term Loan, 4.84%, Maturing September 29, 2010	34,579,511
24,054,795	Term Loan, 4.84%, Maturing October 28, 2010	24,112,189

	Buckeye Technologies, Inc.
$10,401,228	Term Loan, 4.71%, Maturing April 15, 2010	$10,583,250
	Koch Cellulose, LLC
2,657,798	Term Loan, 4.39%, Maturing May 7, 2011	2,693,513
10,697,913	Term Loan, 4.80%, Maturing May 7, 2011	10,841,672
	RLC Industries Co.
22,877,840	Term Loan, 4.08%, Maturing February 24, 2010	22,949,333
		$118,430,243

Healthcare — 6.4%
	Accredo Health, Inc.
15,545,978	Term Loan, 4.48%, Maturing April 30, 2011	15,677,154
	Advanced Medical Optics, Inc.
8,281,273	Term Loan, 4.49%, Maturing June 25, 2009	8,371,854
	Alliance Imaging, Inc.
8,756,240	Term Loan, 4.92%, Maturing June 10, 2008	8,841,070
	AMN Healthcare, Inc.
2,699,578	Term Loan, 5.56%, Maturing October 2, 2008	2,724,887
	Ardent Health Services, Inc.
10,374,000	Term Loan, 4.80%, Maturing July 12, 2011	10,461,536
	Colgate Medical, Ltd.
4,553,118	Term Loan, 4.55%, Maturing December 30, 2008	4,610,032
	Community Health Systems, Inc.
43,128,759	Term Loan, 4.15%, Maturing August 19, 2011	43,519,635
	Concentra Operating Corp.
13,633,241	Term Loan, 5.05%, Maturing June 30, 2009	13,809,342
	Conmed Corp.
5,805,295	Term Loan, 4.95%, Maturing December 31, 2007	5,875,139
	Corss Country Healthcare, Inc.
1,754,816	Term Loan, 5.64%, Maturing June 5, 2009	1,771,267

	Dade Behring Holdings, Inc.
$1,657,131	Term Loan, 4.31%, Maturing October 3, 2008	$1,669,559
	Davita, Inc.
35,155,985	Term Loan, 4.52%, Maturing March 31, 2009	35,287,820
5,486,250	Term Loan, 4.27%, Maturing July 20, 2010	5,512,211
	DJ Orthopedics, Inc.
11,892,870	Term Loan, 4.83%, Maturing May 15, 2009	12,086,129
	Encore Medical IHC, Inc.
8,150,000	Term Loan, 5.42%, Maturing October 4, 2010	8,287,531
	Envision Worldwide, Inc.
6,382,222	Term Loan, 7.39%, Maturing September 30, 2010	6,398,178
	Express Scripts, Inc.
10,619,750	Term Loan, 3.70%, Maturing February 13, 2010	10,721,519
	FHC Health Systems, Inc.
2,321,429	Term Loan, 8.40%, Maturing December 18, 2009	2,356,250
1,625,000	Term Loan, 10.40%, Maturing December 18, 2009	1,649,375
	Fisher Scientific International, Inc.
18,260,744	Term Loan, 4.08%, Maturing August 2, 2011	18,420,525
	Hanger Orthopedic Group, Inc.
4,698,063	Term Loan, 6.06%, Maturing September 30, 2009	4,739,172
	Iasis Healthcare, LLC
12,079,300	Term Loan, 4.81%, Maturing June 16, 2011	12,268,039
	Kinetic Concepts, Inc.
13,749,078	Term Loan, 4.31%, Maturing October 3, 2009	13,863,649
	Knowledge Learning Corp.
28,450,000	Term Loan, 5.05%, Maturing January 7, 2012	28,716,719
	Leiner Health Products, Inc.
8,308,250	Term Loan, 5.56%, Maturing May 27, 2011	8,432,874
	Magellan Health Services, Inc.
3,679,054	Term Loan, 4.68%, Maturing August 15, 2008	3,731,940
6,254,392	Term Loan, 4.74%, Maturing August 15, 2008	6,344,299

	Medcath Holdings Corp.
$3,029,775	Term Loan, 5.12%, Maturing July 2, 2011	$3,061,966
	National Mentor, Inc.
5,605,950	Term Loan, 5.48%, Maturing September 30, 2011	5,709,312
	SFBC International, Inc.
4,140,000	Term Loan, 5.61%, Maturing December 21, 2011	4,212,450
	Sunrise Medical Holdings, Inc.
7,471,694	Term Loan, 5.81%, Maturing May 13, 2010	7,555,751
	Sybron Dental Management, Inc.
6,729,519	Term Loan, 4.26%, Maturing June 6, 2009	6,774,735
	Team Health, Inc.
8,291,231	Term Loan, 5.81%, Maturing March 23, 2011	8,317,141
	The Cooper Companies, Inc.
5,500,000	Term Loan, 4.19%, Maturing November 15, 2009	5,579,062
	Triad Hospitals Holdings
1,707,129	Term Loan, 4.58%, Maturing September 30, 2006	1,716,376
12,027,404	Term Loan, 4.83%, Maturing March 31, 2008	12,231,196
	Vanguard Health Holding Co., LLC
1,200,000	Term Loan, 2.26%, Maturing September 23, 2005	1,214,250
7,154,575	Term Loan, 5.79%, Maturing September 23, 2011	7,290,963
	Vicar Operating, Inc.
3,573,000	Term Loan, 4.38%, Maturing September 30, 2008	3,622,129
	VWR International, Inc.
9,432,967	Term Loan, 5.17%, Maturing April 7, 2011	9,605,119
		$373,038,155

Home Furnishings — 1.4%
	General Binding Corp.
2,240,000	Term Loan, 6.85%, Maturing January 15, 2008	2,248,400
	Interline Brands, Inc.
3,043,478	Term Loan, 4.81%, Maturing December 31, 2010	3,081,521

	Jarden Corp.
$14,880,000	Term Loan, 6.25%, Maturing January 24, 2012	$15,034,112
	Juno Lighting, Inc.
5,827,320	Term Loan, 5.07%, Maturing November 21, 2010	5,929,298
	Knoll, Inc.
15,334,118	Term Loan, 5.40%, Maturing September 30, 2011	15,525,794
	Sealy Mattress Co.
14,799,626	Term Loan, 4.54%, Maturing April 6, 2012	15,021,620
	Simmons Co.
19,626,667	Term Loan, 5.67%, Maturing December 19, 2011	19,912,882
	Termpur-Pedic, Inc.
6,039,142	Term Loan, 4.81%, Maturing June 30, 2009	6,095,759
		$82,849,386

Industrial Equipment — 1.0%
	Bucyrus International, Inc.
2,176,875	Term Loan, 4.58%, Maturing July 28, 2010	2,214,970
	Chart Industries, Inc.
3,933,804	Term Loan, 5.63%, Maturing September 15, 2009	3,958,390
	Colfax Corp.
2,048,724	Term Loan, 4.81%, Maturing November 30, 2011	2,072,626
	Douglas Dynamics Holdings, Inc.
4,811,075	Term Loan, 4.51%, Maturing December 16, 2010	4,847,158
	Flowserve Corp.
1,227,665	Term Loan, 5.13%, Maturing June 30, 2007	1,239,686
4,302,463	Term Loan, 5.36%, Maturing June 30, 2009	4,383,134
	Gleason Corp.
3,250,000	Term Loan, 5.21%, Maturing July 27, 2011	3,290,625
750,000	Term Loan, 8.10%, Maturing January 31, 2012	765,000
	Itron, Inc.
8,335,763	Term Loan, 4.83%, Maturing December 17, 2010	8,426,064
	MTD Products
7,860,500	Term Loan, 4.63%, Maturing June 1, 2010	7,958,756

	SPX Corp.
$15,581,613	Term Loan, 4.63%, Maturing September 30, 2009	$15,688,736
	Terex Corp.
1,593,087	Term Loan, 4.43%, Maturing June 30, 2009	1,612,336
		$56,457,481

Insurance — 1.1%
	Alliant Resources Group, Inc.
6,716,250	Term Loan, 5.67%, Maturing August 31, 2011	6,724,645
	CCC Information Services Group
8,134,007	Term Loan, 5.56%, Maturing August 20, 2010	8,235,682
	Conseco, Inc.
27,501,594	Term Loan, 6.08%, Maturing June 22, 2010	28,086,003
	Hilb, Rogal and Hobbs Co.
13,838,905	Term Loan, 4.81%, Maturing December 15, 2011	14,050,820
	U.S.I. Holdings Corp.
6,880,113	Term Loan, 5.23%, Maturing August 11, 2007	6,916,667
		$64,013,817

Leisure Goods/Activities/Movies — 4.4%
	Alliance Atlantis Comm., Inc.
6,602,000	Term Loan, 4.29%, Maturing December 31, 2011	6,684,525
	AMF Bowling Worldwide, Inc.
5,879,125	Term Loan, 5.52%, Maturing August 27, 2009	5,941,590
	Bombardier Recreational Productions
4,151,418	Term Loan, 4.97%, Maturing December 18, 2010	4,217,584
	Bombardier Recreational Products, Inc.
1,802,104	Term Loan, 4.97%, Maturing December 18, 2010	1,830,825
	Cinemark, Inc.
20,348,737	Term Loan, 4.35%, Maturing March 31, 2011	20,692,122
	Hollywood Entertainment Corp.
2,656,774	Term Loan, 6.08%, Maturing March 31, 2008	2,671,718

	Lions Gate Entertainment, Inc.
$250,000	Revolving Loan, 5.17%, Maturing December 31, 2008	$246,250
	Loews Cineplex Entertainment
29,481,102	Term Loan, 4.64%, Maturing July 30, 2011	29,916,420
	Metro-Goldwyn-Mayer Studios, Inc.
51,321,375	Term Loan, 5.06%, Maturing April 30, 2011	51,456,094
	New England Sports Ventures
10,585,000	TERM LOAN, 3.35%, Maturing February 28, 2005	10,585,000
	Regal Cinemas Corp.
44,662,439	Term Loan, 4.56%, Maturing November 10, 2010	45,239,344
	Six Flags Theme Parks, Inc.
655,000	Revolving Loan, 5.05%, Maturing June 30, 2008	638,625
25,974,665	Term Loan, 4.90%, Maturing June 30, 2009	26,429,222
	Universal City Development Partners, Ltd.
13,225,000	Term Loan, 4.58%, Maturing June 9, 2011	13,439,906
	WMG Acquisition Corp.
27,087,844	Term Loan, 5.21%, Maturing February 28, 2011	27,457,484
	Yankees Holdings & YankeeNets, LLC
2,935,429	Term Loan, 4.77%, Maturing June 25, 2007	2,986,799
6,404,571	Term Loan, 5.01%, Maturing June 25, 2007	6,516,651
		$256,950,159

Lodging and Casinos — 2.7%
	Alliance Gaming Corp.
14,748,120	Term Loan, 4.90%, Maturing September 5, 2009	14,849,513
	Ameristar Casinos, Inc.
3,130,000	Term Loan, 4.63%, Maturing December 31, 2006	3,178,255
6,773,026	Term Loan, 4.63%, Maturing December 31, 2006	6,877,446
	Argosy Gaming Co.
12,967,500	Term Loan, 4.31%, Maturing June 30, 2011	13,060,710

	Aztar Corp.
$1,990,000	Term Loan, 4.01%, Maturing July 27, 2009	$2,008,656
	Boyd Gaming Corp.
25,347,625	Term Loan, 4.23%, Maturing June 30, 2011	25,704,089
	Choctaw Resort Development Entertainment
4,453,148	Term Loan, 5.02%, Maturing November 4, 2011	4,531,078
	CNL Hospitality Partners, L.P.
5,734,557	Term Loan, 4.90%, Maturing October 13, 2006	5,827,744
	CNL Resort Hotel, L.P.
7,700,000	Term Loan, 5.59%, Maturing August 18, 2006	7,700,000
	Globalcash Access, LLC
4,496,691	Term Loan, 5.33%, Maturing March 10, 2010	4,572,572
	Green Valley Ranch Gaming, LLC
1,992,499	Term Loan, 4.50%, Maturing December 31, 2010	2,019,896
	Herbst Gaming, Inc.
2,330,000	Term Loan, 4.89%, Maturing January 31, 2011	2,367,136
	Isle of Capri Casinos, Inc.
9,150,312	Term Loan, 4.61%, Maturing April 25, 2008	9,192,632
	Marina District Finance Co., Inc.
15,750,000	Term Loan, 3.93%, Maturing October 14, 2011	15,910,776
	Mohegan Tribal Gaming Authority
6,098,473	Term Loan, 6.25%, Maturing March 31, 2008	6,113,720
	Penn National Gaming, Inc.
1,322,897	Term Loan, 5.07%, Maturing July 31, 2006	1,329,016
	Pinnacle Entertainment, Inc.
6,740,000	Term Loan, 5.58%, Maturing August 27, 2010	6,841,100
	Seminole Tribe of Florida
3,100,000	Term Loan, 4.88%, Maturing September 30, 2011	3,131,000
	United Auburn Indian Community
1,366,795	Term Loan, 6.48%, Maturing January 24, 2009	1,373,629

	Venetian Casino Resort, LLC
$12,948,278	Term Loan, 4.90%, Maturing June 15, 2011	$13,177,566
	Wyndham International, Inc.
6,881,239	Term Loan, 7.19%, Maturing June 30, 2006	6,922,815
	Wynn Las Vegas, LLC
1,498,656	Term Loan, 4.66%, Maturing December 14, 2011	1,519,731
		$158,209,080

Nonferrous Metals/Minerals — 1.8%
	Compass Minerals Group, Inc.
2,374,946	Term Loan, 4.80%, Maturing November 28, 2009	2,410,273
	Consol Energy, Inc.
9,175,000	Term Loan, 4.89%, Maturing June 30, 2010	9,209,406
	Foundation Coal Corp.
11,550,000	Term Loan, 4.73%, Maturing July 30, 2011	11,727,581
	ICG, LLC
10,427,500	Term Loan, 5.36%, Maturing November 5, 2010	10,596,947
	International Mill Service, Inc.
14,925,000	Term Loan, 5.08%, Maturing December 31, 2010	15,186,187
3,000,000	Term Loan, 8.33%, Maturing October 26, 2011	3,052,500
	Magnequench, Inc.
10,378,944	Term Loan, 9.92%, Maturing September 30, 2009	10,456,786
1,600,000	Term Loan, 13.42%, Maturing December 31, 2009	1,616,000
	Novelis, Inc.
10,765,385	Term Loan, 4.13%, Maturing January 6, 2012	10,865,568
16,779,615	Term Loan, 4.13%, Maturing January 6, 2012	16,931,102
	Severstal North America, Inc.
2,013,988	Revolving Loan, 5.63%, Maturing April 7, 2007	2,010,212
	Stillwater Mining Co.
348,750	Revolving Loan, 2.52%, Maturing June 30, 2007	343,955
7,514,474	Term Loan, 5.88%, Maturing June 30, 2007	7,678,853
		$102,085,370

Oil and Gas — 3.8%
	Beldon & Blake Corp.
$6,629,718	Term Loan, 4.79%, Maturing July 21, 2011	$6,704,302
	Columbia Natural Resources
34,698,529	Revolving Loan, 3.59%, Maturing January 19, 2010	34,655,156
	Dresser Rand Group, Inc.
9,184,045	Term Loan, 4.56%, Maturing October 29, 2011	9,329,841
	Dresser, Inc.
5,485,881	Term Loan, 4.97%, Maturing April 10, 2009	5,554,455
	Dynegy Holdings, Inc.
17,447,325	Term Loan, 6.39%, Maturing May 28, 2010	17,774,462
	El Paso Corp.
18,896,735	Term Loan, 5.19%, Maturing November 23, 2009	19,113,253
11,382,375	Term Loan, 5.27%, Maturing November 23, 2009	11,491,748
	Getty Petroleum Marketing, Inc.
13,750,833	Term Loan, 5.80%, Maturing May 19, 2010	14,017,256
	Lyondell-Citgo Refining, L.P.
13,651,425	Term Loan, 4.59%, Maturing May 21, 2007	13,805,004
	Magellan Midstream Holdings, L.P.
9,771,256	Term Loan, 5.09%, Maturing December 10, 2011	9,905,611
	Mainline, L.P.
8,000,000	Term Loan, 4.90%, Maturing December 17, 2011	8,070,000
	Pride Offshore, Inc.
6,697,925	Term Loan, 4.15%, Maturing July 7, 2011	6,802,580
	Semgroup, L.P.
7,830,375	Term Loan, 5.74%, Maturing August 27, 2010	7,918,467
	Sprague Energy Corp.
18,670,572	Revolving Loan, 4.54%, Maturing August 10, 2007	18,623,895
	The Premcor Refining Group, Inc.
14,200,000	Term Loan, 4.17%, Maturing April 13, 2009	14,413,000
	Williams Production RMT Co.
20,074,018	Term Loan, 4.99%, Maturing May 30, 2007	20,408,592
		$218,587,622

Publishing — 6.7%
	Advanstar Communications
$1,571,287	Term Loan, 7.08%, Maturing November 17, 2007	$1,582,745
	Advertising Directory Solution
3,600,000	Term Loan, 6.23%, Maturing May 9, 2010	3,687,001
25,350,000	Term Loan, 4.48%, Maturing November 9, 2011	25,603,500
	American Media Operations, Inc.
3,213,903	Term Loan, 5.31%, Maturing April 1, 2007	3,263,117
11,814,595	Term Loan, 5.31%, Maturing April 1, 2008	12,010,280
	CBD Media, LLC
10,365,359	Term Loan, 5.09%, Maturing December 31, 2009	10,520,839
	Dex Media East, LLC
9,739,600	Term Loan, 4.28%, Maturing November 8, 2008	9,855,258
10,607,121	Term Loan, 4.14%, Maturing May 8, 2009	10,747,008
	Dex Media West, LLC
7,818,349	Term Loan, 4.60%, Maturing September 9, 2009	7,916,891
17,054,999	Term Loan, 4.45%, Maturing March 9, 2010	17,289,506
	Freedom Communications
1,038,000	Term Loan, 4.39%, Maturing May 18, 2011	1,049,677
24,235,000	Term Loan, 4.40%, Maturing May 18, 2012	24,616,701
	Herald Media, Inc.
3,492,450	Term Loan, 5.03%, Maturing July 22, 2011	3,547,020
748,750	Term Loan, 8.03%, Maturing January 22, 2012	761,152
	Journal Register Co.
32,849,600	Term Loan, 4.03%, Maturing August 12, 2012	33,065,192
	Lamar Media Corp.
4,694,081	Term Loan, 3.72%, Maturing June 30, 2009	4,729,287
23,813,938	Term Loan, 4.06%, Maturing June 30, 2010	24,111,612

	Liberty Group Operating
$4,248,218	Term Loan, 6.01%, Maturing April 30, 2007	$4,274,769
	Medianews Group, Inc.
12,379,990	Term Loan, 4.08%, Maturing August 25, 2010	12,457,365
	Merrill Communications, LLC
14,792,882	Term Loan, 5.08%, Maturing February 9, 2009	15,000,915
	Morris Publishing Group, LLC
4,200,000	Term Loan, 4.06%, Maturing September 30, 2010	4,235,440
6,300,000	Term Loan, 4.31%, Maturing March 31, 2011	6,380,722
	Nebraska Book Co., Inc.
10,446,063	Term Loan, 4.67%, Maturing March 4, 2011	10,596,225
	Newspaper Holdings, Inc.
4,214,545	Revolving Loan, 3.56%, Maturing August 24, 2011	4,200,060
11,628,182	Term Loan, 4.31%, Maturing August 24, 2011	11,624,554
	R.H. Donnelley Corp.
1,628,787	Term Loan, 4.24%, Maturing December 31, 2009	1,640,633
39,357,940	Term Loan, 4.28%, Maturing June 30, 2010	39,804,810
	Source Media, Inc.
11,471,000	Term Loan, 4.69%, Maturing November 8, 2011	11,607,218
	SP Newsprint Co.
4,200,115	Term Loan, 5.58%, Maturing January 9, 2010	4,276,242
7,828,385	Term Loan, 6.00%, Maturing January 9, 2010	7,926,240
	Sun Media Corp.
9,232,557	Term Loan, 4.73%, Maturing February 7, 2009	9,310,462
	The Reader's Digest Association, Inc.
1,278,480	Term Loan, 4.55%, Maturing May 20, 2008	1,292,863
10,742,829	Term Loan, 4.55%, Maturing May 20, 2008	10,898,933
	Transwestern Publishing Co., LLC
7,865,491	Term Loan, 4.20%, Maturing February 25, 2011	7,976,103
2,110,000	Term Loan, 4.56%, Maturing August 24, 2012	2,139,673

	Weekly Reader Corp.
$4,500,000	Term Loan, 6.76%, Maturing March 18, 2009	$4,488,750
	Xerox Corp.
9,750,000	Term Loan, 4.33%, Maturing September 30, 2008	9,854,354
	Yell Group, PLC
13,000,000	Term Loan, 3.58%, Maturing July 8, 2008	12,975,625
		$387,318,742

Radio and Television — 4.2%
	Adams Outdoor Advertising, L.P.
17,661,250	Term Loan, 4.92%, Maturing October 15, 2011	17,915,130
	Block Communications, Inc.
5,562,556	Term Loan, 5.31%, Maturing November 30, 2009	5,614,705
	Canwest Media, Inc.
10,325,832	Term Loan, 4.75%, Maturing August 15, 2009	10,474,266
	Cumulus Media, Inc.
6,087,500	Term Loan, 4.25%, Maturing March 28, 2009	6,142,671
1,745,625	Term Loan, 4.06%, Maturing March 28, 2010	1,753,625
9,154,000	Term Loan, 4.25%, Maturing March 28, 2010	9,302,752
	DirecTV Holdings, LLC
30,666,862	Term Loan, 4.47%, Maturing March 6, 2010	31,130,698
	Emmis Operating Co.
35,100,000	Term Loan, 4.17%, Maturing November 10, 2011	35,511,934
	Entravision Communications Co.
6,300,000	Term Loan, 4.31%, Maturing February 27, 2012	6,369,565
	Gray Television, Inc.
10,344,287	Term Loan, 4.31%, Maturing December 31, 2010	10,486,521
	Lin Television Corp.
4,914,465	Term Loan, 4.56%, Maturing December 31, 2007	4,976,511
5,040,074	Term Loan, 4.56%, Maturing December 31, 2007	5,107,273

	Nep Supershooters, L.P.
$5,087,250	TERM LOAN, 6.56%, Maturing February 3, 2011	$5,169,918
	Nexstar Broadcasting, Inc.
10,096,082	Term Loan, 4.31%, Maturing December 31, 2010	10,140,253
5,512,993	Term Loan, 4.31%, Maturing December 31, 2010	5,557,786
	Radio One, Inc.
3,199,733	Term Loan, 3.07%, Maturing June 30, 2007	3,177,735
	Rainbow National Services, LLC
12,700,588	Term Loan, 5.19%, Maturing March 31, 2012	12,899,035
	Raycom National, LLC
16,350,000	Term Loan, 4.56%, Maturing February 24, 2012	16,554,375
	Sinclair Television Group, Inc.
8,545,000	Term Loan, 4.33%, Maturing June 30, 2009	8,585,059
13,785,000	Term Loan, 4.33%, Maturing December 31, 2009	13,914,234
	Spanish Broadcasting System
5,880,000	Term Loan, 5.73%, Maturing October 31, 2009	5,968,200
	Susquehanna Media Co.
16,800,000	Term Loan, 4.17%, Maturing March 31, 2012	17,057,258
		$243,809,504

Rail Industries — 0.6%
	Kansas City Southern Industries, Inc.
13,886,125	Term Loan, 4.30%, Maturing March 30, 2008	14,084,002
	Railamerica, Inc.
19,487,789	Term Loan, 4.38%, Maturing September 29, 2011	19,841,005
2,303,668	Term Loan, 4.38%, Maturing September 29, 2011	2,344,462
		$36,269,469

Retailers (Except Food and Drug) — 3.3%
	Advance Stores Company, Inc.
9,591,429	Term Loan, 4.21%, Maturing September 30, 2010	9,720,319
11,094,511	Term Loan, 4.22%, Maturing September 30, 2010	11,240,127

	Alimentation Couche-Tard, Inc.
$5,524,943	Term Loan, 4.28%, Maturing December 17, 2010	$5,606,668
	American Achievement Corp.
9,029,263	Term Loan, 6.75%, Maturing March 25, 2011	9,175,988
	Amscan Holdings, Inc.
7,761,000	Term Loan, 5.60%, Maturing April 30, 2012	7,809,506
	CKS Auto, Inc.
21,334,500	Term Loan, 4.85%, Maturing June 20, 2009	21,574,513
	Coinmach Laundry Corp.
16,126,051	Term Loan, 5.47%, Maturing July 25, 2009	16,322,595
	Dollarama Group, L.P.
2,860,000	Term Loan, 4.78%, Maturing November 18, 2011	2,886,812
	FTD, Inc.
9,726,500	Term Loan, 4.65%, Maturing February 28, 2011	9,872,397
	Harbor Freight Tools USA, Inc.
14,952,525	Term Loan, 4.75%, Maturing July 15, 2010	15,006,728
	Home Interiors & Gifts, Inc.
3,921,751	Term Loan, 7.17%, Maturing March 31, 2011	3,802,138
	Josten's Corp.
2,000,000	Term Loan, 4.92%, Maturing October 4, 2010	2,022,916
21,945,000	Term Loan, 4.81%, Maturing December 6, 2011	22,193,834
	Oriental Trading Co., Inc.
10,736,824	Term Loan, 5.38%, Maturing August 4, 2010	10,794,986
	Oriental Trading Company, Inc.
1,000,000	Term Loan, 8.63%, Maturing January 8, 2011	1,020,625
	Petro Stopping Center, L.P.
531,250	Term Loan, 6.81%, Maturing February 9, 2007	539,219
	Rent-A-Center, Inc.
18,499,116	Term Loan, 4.46%, Maturing June 30, 2010	18,753,479
	Riddell Bell Holdings, Inc.
2,493,750	Term Loan, 4.76%, Maturing September 30, 2011	2,537,909
	Savers, Inc.
4,200,540	Term Loan, 6.77%, Maturing August 4, 2009	4,234,669

	Stewert Enterprises, Inc.
$897,500	Term Loan, 4.46%, Maturing November 19, 2011	$910,402
	Travelcenters of Ameria, Inc.
16,069,000	Term Loan, 4.32%, Maturing October 1, 2008	16,259,819
1,000,000	Term Loan, 4.32%, Maturing November 30, 2008	1,009,968
		$193,295,617

Surface Transport — 0.7%
	Horizon Lines, LLC
5,870,500	Term Loan, 5.39%, Maturing July 7, 2011	5,943,881
	Laidlaw International, Inc.
16,688,271	Term Loan, 6.33%, Maturing June 19, 2009	16,769,109
	NFIL Holding Corp.
2,177,724	Term Loan, 4.50%, Maturing February 27, 2010	2,210,389
6,359,225	Term Loan, 4.61%, Maturing February 27, 2010	6,446,665
	Sirva Worldwide, Inc.
10,658,823	Term Loan, 4.58%, Maturing December 31, 2010	10,552,235
		$41,922,279

Telecommunications — 4.8%
	American Tower, L.P.
27,536,625	Term Loan, 4.23%, Maturing August 31, 2011	27,880,833
	Cellular South, Inc.
9,355,494	Term Loan, 4.54%, Maturing May 4, 2011	9,489,979
	Centennial Cellular Operating
14,733,650	Term Loan, 4.95%, Maturing February 9, 2011	14,866,017
	Cincinnati Bell, Inc.
17,640,262	Term Loan, 5.00%, Maturing June 30, 2008	17,819,416
	Consolidated Communications, Inc.
1,228,962	Term Loan, 4.67%, Maturing October 14, 2010	1,232,034
14,206,328	Term Loan, 4.95%, Maturing October 14, 2011	14,446,060
	D&E Communications, Inc.
5,760,375	Term Loan, 4.42%, Maturing December 31, 2011	5,805,381

	Iowa Telecommunications Service
$5,548,000	Term Loan, 4.59%, Maturing November 23, 2005	$5,610,415
	MJD Communications
4,721,799	Term Loan, 6.94%, Maturing March 31, 2007	4,739,506
	Nextel Partners Operation Corp.
16,800,000	Term Loan, 4.94%, Maturing May 31, 2011	17,047,498
	Ntelos, Inc.
8,295,059	Term Loan, 6.33%, Maturing July 25, 2008	8,305,428
	Qwest Corp.
36,890,000	Term Loan, 7.39%, Maturing June 4, 2007	38,520,390
	SBA Senior Finance, Inc.
13,257,619	Term Loan, 4.91%, Maturing October 31, 2008	13,448,197
	Spectrasite Communications, Inc.
20,023,000	Term Loan, 4.03%, Maturing May 23, 2012	20,194,036
	Stratos Global Corp.
5,042,000	Term Loan, 4.75%, Maturing December 3, 2010	5,098,722
	Triton PCS, Inc.
11,350,000	Term Loan, 5.75%, Maturing November 18, 2009	11,516,709
	USA Mobility, Inc.
2,359,429	Term Loan, 4.83%, Maturing November 16, 2006	2,377,124
	Valor Telecommunications Enterprises, LLC
17,456,250	Term Loan, 6.03%, Maturing November 10, 2011	17,552,626
3,000,000	Term Loan, 10.23%, Maturing November 10, 2011	3,093,375
	Viasystems, Inc.
9,000,000	Term Loan, 6.49%, Maturing September 30, 2009	9,091,872
	Westcom Corp.
5,030,000	Term Loan, 5.41%, Maturing December 17, 2010	5,114,881
	Western Wireless Corp.
24,881,234	Term Loan, 5.52%, Maturing May 28, 2011	25,088,570
	Winstar Communications, Inc.
127,026	DIP Loan, 0.00%, Maturing December 31, 2005(2) (4)	46,123
		$278,385,192

Utilities — 2.1%
	Allegheny Energy Supply Co., LLC
$18,422,574	Term Loan, 4.80%, Maturing October 28, 2011	$18,788,723
	Cogentrix Delaware Holdings, Inc.
5,855,750	Term Loan, 4.83%, Maturing February 26, 2009	5,899,668
	Coleto Creek WLE, L.P.
5,820,750	Term Loan, 4.83%, Maturing June 30, 2011	5,927,462
1,500,000	Term Loan, 5.63%, Maturing June 30, 2012	1,532,500
	Northwestern Corp.
2,000,000	Term Loan, 4.03%, Maturing November 1, 2011	2,031,666
	NRG Energy, Inc.
10,221,890	Term Loan, 2.45%, Maturing December 20, 2011	10,260,222
13,316,885	Term Loan, 4.52%, Maturing December 20, 2011	13,403,445
	Pike Electric, Inc.
8,408,668	Term Loan, 4.69%, Maturing July 1, 2012	8,558,452
5,200,000	Term Loan, 4.75%, Maturing July 1, 2012	5,281,250
	Plains Resources, Inc.
7,580,640	Term Loan, 4.39%, Maturing July 23, 2010	7,687,247
	Reliant Energy, Inc.
15,555,000	Term Loan, 5.05%, Maturing December 22, 2010	15,678,600
	Texas Genco, LLC
24,097,750	Term Loan, 4.48%, Maturing December 14, 2011	24,429,094
		$119,478,329

Total Senior, Floating Rate Interests (identified cost $5,145,874,462)		$5,180,575,292

Corporate Bonds & Notes — 1.2%

Principal Amount (000's omitted)	Security	Value

Financial Intermediaries — 0.1%
	Alzette
$1,180	8.691%, 12/15/20	$1,180,000
	Bryant Park CDO, Ltd., Series 2005-1A, Class C
1,500	4.941%, 1/15/19	1,478,880
	Carlyle High Yield Partners, Series 2004-6A, Class C
1,500	4.36%, 8/15/16(3)	1,500,000
	Centurion CDO 8 Ltd., Series 2005 8A, Class D
1,000	8.20%, 3/8/17	1,000,000
	Dryden Leveraged Loan, Series 2004-6A, Class C1
1,500	4.055%, 7/30/16(3)	1,500,000
		$6,658,880

Publishing — 0.1%
	Advanstar Communications, Inc., Variable Rate
5,925	9.79%, 8/15/08	6,236,062
		$6,236,062

Radio and Television — 0.4%
	Echostar DBS Corp., Sr. Notes
5,000	4.85%, 10/1/08	5,187,500
	Paxson Communications Corp., Variable Rate
15,250	5.41%, 1/15/10(3)	15,478,750
		$20,666,250

Real Estate — 0.3%
	Assemblies of God, Variable Rate
14,000	1.00%, 6/15/29(3)	14,000,000
		$14,000,000

Telecommunications — 0.3%
	Rogers Wireless Inc., Variable Rate
6,589	5.525%, 12/15/10	6,967,868
	Rural Cellular Corp., Variable Rate
11,000	6.38%, 3/15/10(3)	11,632,500
		$18,600,368

Total Corporate Bonds & Notes (identified cost $64,698,567)		$66,161,560

Common Stocks — 0.1%

Shares/Rights	Security	Value
105,145	Hayes Lemmerz International(4)	$843,263
25	Knowledge Universe, Inc.(2) (4)	37,069
86,020	Maxim Crane Works Holdings(2) (4)	1,498,468
282,096	Thermadyne Holdings Corp.(4)	3,622,113

Total Common Stocks (identified cost, $5,536,926)		$6,000,913

Preferred Stocks — 0.0%

Shares/Rights	Security	Value
350	Hayes Lemmerz International(2) (4)	12,126

Total Preferred Stocks (identified cost, $17,500)		$12,126

Commercial Paper — 7.6%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$19,816	02/04/05	American General Finance Corp.	2.41%	$19,812,020
34,520	02/04/05	Barton Capital Corp.(5)	2.29%	34,513,413
36,184	02/01/05	Barton Capital, LLC(5)	2.40%	36,184,000
40,000	02/07/05	Caterpillar Finance Service Corp.	2.26%	39,984,933
49,000	02/15/05	Ciesco, L.P.	2.36%	48,955,029
27,520	02/18/05	CRC Funding, LLC(5)	2.34%	27,489,590
28,165	02/01/05	General Electric Capital Corp.	2.48%	28,165,000
32,977	02/15/05	National Rural Utilities	2.41%	32,946,093
63,434	02/16/05	Ranger Funding(5)	2.43%	63,369,773
60,059	02/03/05	Societe Generale North America, Inc.	2.35%	60,051,159
28,637	02/08/05	Toyota Motor Credit Corp.	2.35%	28,623,915
22,000	02/01/05	USAA Capital Corp.	2.26%	22,000,000

Total Commercial Paper (at amortized cost)				$442,094,925

Short-Term Investments — 0.2%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$10,000,000	02/01/05	Investors Bank and Trust Company Time Deposit	2.50%	$10,000,000

Total Short-Term Investments (at amortized cost)				$10,000,000

Total Investments — 98.5% (identified cost $5,668,222,380)				$5,704,844,816

Other Assets, Less Liabilities — 1.5%				$88,962,808

Net Assets— 100.0%				$5,793,807,624

Note:  The Portfolio has made commitments to fund specified amounts under certain existing credit arrangments.  Pursuant to the terms of these arrangements, the Portfolio had unfunded loan commitments of $146,634,035 as of January 31, 2005.

(1)           Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium.  These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)           Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)           Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, the aggregate value of the securities is $77,863,036 or 1.3% of the  net assets.

(4)           Non-income producing security.

(5)           A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid.  This security may be resold in transactions exempt from registration or to the public if the security is registered.  All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
5,200,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 1/10/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap).	$(15,228)

2,600,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/13/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap).	6,485

2,600,000 USD	9/20/2008	Agreement with Credit Suisse/First Boston dated 3/23/04 whereby the Portfolio will receive 2.45% per year times the notional amount. The Portfolio makes a payment only upon a default event on underlying loan assets (50 in total, each representing 2% of the notional value of the swap).	38,860

10,000,000 USD	12/20/2009	Agreement with Lehman Brothers dated 10/28/2004 whereby the Portfolio will receive 2.35% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Crown Americas Inc.	307,336

5,000,000 USD	3/20/2010	Agreement with Lehman Brothers dated 12/21/2004 whereby the Portfolio will receive 2.7% per year times the notional amount. The Portfolio makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Six Flags Theme Parks.	51,986

The cost and unrealized appreciation/depreciation in the value of the investments owned at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$5,668,222,380
Gross unrealized appreciation	$40,437,131
Gross unrealized depreciation	(3,814,695)
Net unrealized appreciation	$36,622,436

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President and Principal Executive Officer

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President and Principal Executive Officer

Date:	March 17, 2005

By:
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	March 17, 2005